Document and Entity Information	12 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	CINEVERSE CORP.
Amendment Flag	true
Amendment Description	Cineverse Corp. (the “Company”) is filing this definitive additional proxy materials with respect to the definitive proxy statement filed by the Company with the Securities and Exchange Commission (the “SEC”) on October 10, 2025 (the “Definitive Proxy Statement”), for the Annual Meeting of Stockholders scheduled for November 20, 2025 solely in order to file the Definitive Proxy Statement with the required interactive data. All other information in the Definitive Proxy Statement remains unchanged.
Entity Central Index Key	0001173204